Consolidated statement of shareholders' equity - USD ($)	Total shareholder's equity attributable to the Group	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (net of tax effect of 0)	Non-controlling interest	Total
Balance at Mar. 31, 2012	$ 80,735,000		$ 45,476,000	$ 36,138,000	$ (879,000)	$ 32,000	$ 80,767,000
Balance (in shares) at Mar. 31, 2012		29,455,356
Increase (Decrease) in Shareholders' Equity
Net income for the period	37,537,000			37,537,000			37,537,000
Foreign currency translation adjustment	(1,514,000)				(1,514,000)		(1,514,000)
Shares issued under share-based compensation (Note 15)	5,460,000		5,460,000				5,460,000
Shares issued under share-based compensation (Note 15) (in shares)		1,024,436
Forgiveness of the parent company loans		$ 84,700
Sale of Luxoft Consulting Inc. financed by the parent company		$ 28,588
Dividend ($1.00 and $0.91 per share for the year ended March 31, 2014 and March 31, 2013, respectively)	(26,955,000)			(26,955,000)			(26,955,000)
Balance at Mar. 31, 2013	95,263,000		50,936,000	46,720,000	(2,393,000)	32,000	95,295,000
Balance (in shares) at Mar. 31, 2013		30,593,080
Increase (Decrease) in Shareholders' Equity
Net income for the period	51,230,000			51,230,000			51,230,000
Foreign currency translation adjustment	1,118,000				1,118,000		1,118,000
Unrecognized actuarial loss							0
Shares issued under share-based compensation (Note 15)	3,113,000		3,113,000				3,113,000
Shares issued under share-based compensation (Note 15) (in shares)		116,788
Initial public offering	32,348,000		32,348,000				32,348,000
Initial public offering (in shares)		2,046,035
Issuance of restricted shares in connection with acquisition (in shares)		2,632
Offering issuance costs	(1,312,000)		(1,312,000)				(1,312,000)
Dividend ($1.00 and $0.91 per share for the year ended March 31, 2014 and March 31, 2013, respectively)	(30,480,000)			(30,480,000)			(30,480,000)
Cancellation of stock options (Note 15)	(1,695,000)		(1,695,000)				(1,695,000)
Balance at Mar. 31, 2014	149,585,000		83,390,000	67,470,000	(1,275,000)	32,000	$ 149,617,000
Balance (in shares) at Mar. 31, 2014		32,758,535					32,758,535
Increase (Decrease) in Shareholders' Equity
Net income for the period	63,149,000			63,149,000			$ 63,149,000
Foreign currency translation adjustment	(47,000)				(47,000)		(47,000)
Unrecognized actuarial loss	(378,000)				(378,000)		(378,000)
Shares issued under share-based compensation (Note 15)	4,596,000		4,596,000				4,596,000
Shares issued under share-based compensation (Note 15) (in shares)		123,470
Cancellation of stock options (Note 15)		(30,660)
Equity based Compensation expenses (Note 15)	1,187,000		1,187,000				1,187,000
Balance at Mar. 31, 2015	$ 218,092,000		$ 89,173,000	$ 130,619,000	$ (1,700,000)	$ 32,000	$ 218,124,000
Balance (in shares) at Mar. 31, 2015		32,851,345					32,851,345